Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2018
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001064642
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 03, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jun. 03, 2019
Prospectus Date	rr_ProspectusDate	Oct. 31, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A